Earnings Per Common Share Applicable to Common Shareholders of MUFG (Reconciliations of Net Income and Weighted Average Number of Common Shares Outstanding Used for Computation of Basic EPS to Adjusted Amounts for Computation of Diluted EPS) (Detail) - JPY (¥)
¥ / shares in Units, shares in Thousands, ¥ in Millions
	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
Income (Numerator):
Net income attributable to Mitsubishi UFJ Financial Group	¥ 802,332	¥ 1,531,127	¥ 1,015,393
Income allocable to preferred shareholders:
Cash dividends paid		(8,970)	(17,940)
Changes in a foreign affiliated company's interests in its subsidiary			(3,301)
Earnings applicable to common shareholders of Mitsubishi UFJ Financial Group	802,332	1,522,157	994,152
Effect of dilutive instruments:
Stock acquisition rights and restricted stock units-Morgan Stanley	(2,704)	(2,360)	(1,875)
Earnings applicable to common shareholders of Mitsubishi UFJ Financial Group and assumed conversions	¥ 799,628	¥ 1,519,797	¥ 992,277
Shares (Denominator):
Weighted average common shares outstanding	13,885,842	14,118,469	14,158,698
Effect of dilutive instruments:
Convertible preferred stock		1	1
Stock acquisition rights	17,474	19,175	21,381
Weighted average common shares for diluted computation	13,903,316	14,137,645	14,180,080
Basic earnings per common share:
Earnings applicable to common shareholders of Mitsubishi UFJ Financial Group	¥ 57.78	¥ 107.81	¥ 70.21
Diluted earnings per common share:
Earnings applicable to common shareholders of Mitsubishi UFJ Financial Group	¥ 57.51	¥ 107.50	¥ 69.98